Concentrations (Tables)	12 Months Ended
Jun. 30, 2022
Net Revenues [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration risks
	Years ended June 30,
	2020	% of net revenues	2021	% of net revenues	2022	2022	% of net revenues
	RMB		RMB		RMB	US$

Company A	*	*	29,264	15.3%	35,611	5,317	18.9%
Company B	45,921	35.5%	122,723	64.2%	47,642	7,113	25.2%
Company C	14,703	11.3%	*	*	*	*	*
Company D	16,790	13.0%	*	*	*	*	*
	77,414	59.8%	151,987	79.5%	83,253	12,430	44.1%

*	represented less than 10% of total net revenues for the year then ended.

Accounts Receivable [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration risks
	As of June 30,
	2021	%	2022	2022	%
	RMB		RMB	US$

Company A	31,662	57.4%	40,762	6,086	68.5%
Company B	16,484	29.9%	6,078	907	10.2%
	48,146	87.3%	46,840	6,993	78.7%